Annual Fund Operating Expenses - Variant Perception Cycle Aware US Equity ETF - Variant Perception Cycle Aware US Equity ETF Class	Jan. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.75%

[1]	Other Expenses are estimated for the current fiscal year.